Loans payable (Detail Textuals 3) - Notes payable to BBVA Banco Continental - Credit Facility - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 24, 2018	Sep. 25, 2018	Mar. 31, 2018	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Loan agreement amount	$ 5,000	$ 5,000	$ 5,000
Borrowing maturity	30 days	90 days
Principal repayments	$ 5,000			$ 5,000
LIBOR interest rate
Disclosure of detailed information about borrowings [line items]
Description of interest rate basis			three-month LIBOR
Borrowings, adjustment to interest rate basis			2.52%
Interest rate	2.80%	2.68%